Consolidated Statements of Recognised Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	€ 15,500	€ 13,744	€ 12,183
OTHER RECOGNISED INCOME AND EXPENSE	(1,858)	(2,339)	614
Items that will not be reclassified to profit or loss	100	219	(964)
Actuarial gains and losses on defined benefit pension plans	(73)	(584)	(1,038)
Non-current assets held for sale	10	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	1	(3)	(5)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	245	447	(162)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(76)	20	(29)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	76	(20)	29
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(160)	277	(120)
Income tax relating to items that will not be reclassified	77	82	361
Items that may be reclassified to profit or loss	(1,958)	(2,558)	1,578
Hedges of net investments in foreign operations (effective portion)	195	420	(1,888)
Revaluation gains (losses)	195	420	(1,888)
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Exchanges differences	(3,399)	(3,047)	1,017
Revaluation gains (losses)	(3,399)	(3,047)	1,009
Amounts transferred to income statement	0	0	8
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	867	558	2,592
Revaluation gains (losses)	158	(698)	(30)
Amounts transferred to income statement	709	1,256	2,622
Transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedging instruments (items not designated)	(14)	0	0
Revaluation gains (losses)	(1)	0	0
Amounts transferred to income statement	(13)	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	613	(493)	858
Revaluation gains (losses)	715	(447)	852
Amounts transferred to income statement	(102)	(46)	6
Other reclassifications	0	0	0
Non-current assets held for sale	274	0	0
Revaluation gains (losses)	267	0	0
Amounts transferred to income statement	7	0	0
Other reclassifications	0	0	0
Share of other recognised income and expense of investments	20	(108)	19
Income tax relating to items that may be reclassified to profit or loss	(514)	112	(1,020)
Total recognised income and expenses for the year	13,642	11,405	12,797
Attributable to non-controlling interests	1,452	709	1,401
Attributable to the parent	€ 12,190	€ 10,696	€ 11,396